SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
Summary of assumptions used to determine the fair value of each option granted to employees and non-employees using the Binomial option pricing model

	June 2010	July 2010	March 2011	November 2011	December 2011	April 2012	December 2012
Expected volatility(1)	44%	44%	44%	44%	44%	43%	42%
Risk-free interest rate(2)	4.36%	1.26%	2.89%	2.78%	2.77%	2.73%	2.08%
Expected dividend yield(3)	0%	0%	0%	0%	0%	0%	0%
Exercise multiple(4)	2.00	2.00	2.00 and 2.30	2.00	2.00	2.80	2.00
Fair value of the underlying ordinary shares(5)	4.75	5.66	12.37	8.88	7.60	10.96	9.84
(1)
Volatility

  The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of listed comparable companies for the period before the valuation date with lengths equal to the contractual life of the options.

(2)
Risk-free interest rate

Risk free interest rate is estimated based on the yield to maturity of PRC international government bonds with maturity term close to the contractual life of the options.

(3)
Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual life of the options.

(4)
Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option. The exercise multiple of the options was estimated based on empirical study conducted by the third party.

(5)
Fair value of underlying ordinary shares

When estimating the fair value of the ordinary shares on the grant dates before the Company's IPO, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. After the IPO, the closing market price of the Company's ordinary shares as of the grant date was used as the fair value of the underlying ordinary shares on that date.

Summary of share options to employees and non-employees

Options	Number of share options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding as of January 1, 2012	2,821,518	6.72	9.1	3,976,157

Granted	1,050,000	10.96	9.3
Exercised	(348,168)	5.20	7.5
Expired	(2,339)	6.64	7.6
Forfeited	(42,298)	5.71	7.9

Outstanding as at December 31, 2012	3,478,713	8.17	7.9	7,187,931

Exercisable as at December 31, 2012	1,702,431	7.23	6.9	4,890,031

Expected to vest at December 31, 2012	1,575,561	9.06	8.8	2,038,236